Share-Based Compensation - Schedule of Key Terms and Conditions Related to the Grants (Details)	12 Months Ended
Dec. 31, 2024
Schedule of Key Terms and Conditions Related to the Grants [Line Items]
Number of options outstanding	46,547
Vesting conditions	1 year service from grant date
Contractual life of options	6 years
Equity Incentive Plan Employees / Board [Member]
Schedule of Key Terms and Conditions Related to the Grants [Line Items]
Number of options outstanding	564,766
Vesting conditions	2 years’ service from grant date (50%)
Contractual life of options	8 years
Equity Incentive Plan Employees / Board One [Member]
Schedule of Key Terms and Conditions Related to the Grants [Line Items]
Number of options outstanding	564,766
Vesting conditions	3 years’ service from grant date (50%)
Contractual life of options	8 years